Business transactions (Narrative) (Details)				12 Months Ended
	Apr. 30, 2022 USD ($)	Nov. 03, 2021 USD ($)	Jan. 16, 2020 GBP (£) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 01, 2022 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2021	Nov. 22, 2020 BRL (R$)	Jan. 16, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%	100.00%	100.00%							100.00%
Provision for Environmental Obligations				£ 4,465,600	$ 5,384,000
Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred							$ 314,163,000
Manati Block [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold									10.00%		10.00%
Total Consideration Receivable									$ 30,478,000		R$ 144,400,000
Fixed Consideration Receivable | R$											124,400,000
Earn Out Consideration Receivable | R$											R$ 20,000,000
Morona Block [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, property, plant and equipment							33,976,000
Write Down of Value Added Tax Credit							6,017,000
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset							8,353,000
Provision for Environmental Obligations							$ 1,886,000
REC-T-128 [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold						70.00%
Total Consideration Receivable						$ 1,100,000
Fixed Consideration Receivable						710,000		$ 710,000
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration Receivable		$ 16,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 1,600,000
Percentage of voting equity interests acquired										100.00%
Payment of adjustments for working capital	$ 370,000
Result of the transaction recognized gain	$ 3,983,000
Acquisition [member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred			£ 241,682,496									$ 314,163,077
Acquisition [member] | Amerisur Resources Limited [Member] | Colombia [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item			13
Acquisition [member] | Putumayo Basin Block [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item			12
Acquisition [member] | Llanos Basin [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item			1
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, property, plant and equipment						0
Reversal of impairment loss						$ 13,307,000